Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related-Party Transactions [Abstract]
Related-Party Transactions

9.            Related-Party Transactions

There are certain related party entities that are joint interest and revenue partners in certain of the Company’s properties. Amounts due from such related parties of $0.9 million and $1.1 million at June 30, 2013 and December 31, 2012, respectively, are included in Accounts receivable in the Company’s condensed consolidated balance sheets and represent joint interest owner receivables. Amounts due to such related parties of $3.6 million and $6.6 million at June 30, 2013 and December 31, 2012, respectively, are included in Revenues payable in the Company’s condensed consolidated balance sheets and represent revenue owner payables.

13.            Related-Party Transactions

There are certain related party entities that are joint interest and revenue partners in certain of the Company’s properties.  Amounts due from such related parties of approximately $1.1 million and $1.3 million at December 31, 2012 and 2011, respectively, are included in Accounts receivable in the Company’s consolidated balance sheets and represent joint interest owner receivables.  Amounts due to such related parties of $6.6 million and $6.8 million at December 31, 2012 and 2011, respectively, are included in Revenues payable in the Company’s consolidated balance sheets and represent revenue owner payables.  The Company paid $84,000 in consulting fees to a related party in the year ended December 31, 2010, and this is recorded in General and administrative expenses on the consolidated statements of operations.  This consulting agreement was discontinued at the end of 2010 and there were no consulting fees paid to related parties during 2012 or 2011.

A related party entity owned 100% by a majority shareholder is a working interest and revenue partner in certain of the Company’s properties.  The related party entity executed a Joint Operating Agreement with the Company effective December 1, 2004, to participate in properties to be developed by the Company.  The entity receives joint interest bills from the Company for its respective share of lease and drilling costs.  The costs under these agreements owed to the Company at December 31, 2012 and 2011 totaled approximately $187,000 and $407,000, respectively, are included in Accounts receivable in the Company’s consolidated balance sheets, and represent joint interest owner receivables. Revenues owed to the entity at December 31, 2012 and 2011 totaled $2.9 million and  $3.8 million respectively, are included in Revenues payable in the Company’s consolidated balance sheets, and represent revenue owner payables.

Beginning in May 2002, the Lexington office space was leased from a related party entity owned 100% by a majority shareholder of the Company; total rent expense was approximately $218,000,  $213,000 and $189,000, during 2012, 2011 and 2010, respectively.  See Note 14, Commitments and Contingencies for further information.